Document and Entity Information	Sep. 01, 2018
Risk/Return:
Document Type	497
Document Period End Date	Jan. 11, 2019
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 11, 2019
Document Effective Date	Jan. 11, 2019
Prospectus Date	Sep. 01, 2018
Quality Dividend Fund | Class A
Risk/Return:
Trading Symbol	QDVAX
Quality Dividend Fund | Class C
Risk/Return:
Trading Symbol	QDVCX
Quality Dividend Fund | Institutional Class
Risk/Return:
Trading Symbol	QDVIX